Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2024	2025
	(in thousands)
Computer and software	$3,902	$4,990
Furniture and office equipment	2,519	3,060
Leasehold improvements	10,557	12,186

Property and equipment, gross	16,978	20,236
Less: accumulated depreciation and amortization	(6,538)	(9,002)

Property and equipment, net	$10,440	$11,234

Depreciation and amortization expense were $1,788, $2,131 and $2,323 for the years ended December 31, 2023, 2024 and 2025, respectively.